Commitments and contingent liabilities (Details1) - Avidity Biosciences, Inc. [member]	Oct. 25, 2025 USD ($)
Acquisition commitments [line items]
Consideration transferred, acquisition-date fair value	$ 12,000,000,000
Cash offer per ordinary share	$ 72